INCOME TAXES	12 Months Ended
Apr. 30, 2022
INCOME TAXES
INCOME TAXES

NOTE 4 – INCOME TAXES

The Company maintains deferred tax assets and liabilities that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The deferred tax assets at April 30, 2022 and 2021 consist of net operating loss carryforwards and differences in the book and tax basis assets.

The Company’s income tax benefit differs from the “expected” income tax benefit for federal income tax purposes as follows:

	For the Year Ended April 30,
	2022	2021
Income tax benefit at U.S. Federal Income Tax rate	$(284,000)	$(39,000)
State income taxes, net of federal benefit	(78,000)	(11,000)
Change in valuation allowance	362,000	50,000

Net Income tax benefit	$-	$-

The Company’s approximate net deferred tax assets are as follows:

	April 30,
	2022	2021
Deferred tax assets:
Net operating loss carry forward	$5,549,000	$5,187,000

Total deferred tax assets	$5,549,000	$5,187,000
Less: deferred tax asset valuation allowance	(5,549,000)	(5,187,000)
Total Net deferred tax assets	$-	$-

The net operating loss carryforward was approximately $20,739,000 and $19,386,000 at April 30, 2022 and 2021, respectively. The Company provided a valuation allowance equal to the deferred income tax assets for the years ended April 30, 2022 and 2021 because it was not known whether future taxable income will be sufficient to utilize the loss carryforward and other deferred tax assets. The increase in the valuation allowance was $362,000 in 2022.

The potential tax benefit arising from the net operating loss carryforward of $16,656,000 from the period prior to Tax Cuts and Jobs Act’s (“Act”) effective date will expire in 2039. The potential tax benefit arising from the net operating loss carryforward of $4,083,000 from the period following the Act’s effective date can be carried forward indefinitely within the annual usage limitations.

Additionally, the future utilization of the net operating loss carryforward to offset future taxable income is subject to an annual limitation as a result of ownership or business changes that may occur in the future. The Company has not conducted a study to determine the limitations on the utilization of these net operating loss carryforwards. If necessary, the deferred tax assets will be reduced by any carryforward that may not be utilized or expires prior to utilization as a result of such limitations, with a corresponding reduction of the valuation allowance.

The Company does not have any uncertain tax positions or events leading to uncertainty in a tax position. The Company’s Corporate Income tax returns for tax years from 2005 (initial tax year) through 2020 remain subject to Internal Revenue Service (“IRS”) examination because the Company has not filed tax returns for these years. Because the Company has not had taxable income for the unfiled tax returns, the IRS charges a non-filing penalty of $210 for each return at 60 days after the date due. The Company has calculated that the estimated penalty for the unfiled returns would be approximately $4,020 at April 30, 2022.

At April 30, 2022 and 2021, the Company owed the State of Delaware $110,154 for unpaid state income taxes from the tax year ended April 30, 2007. The unpaid state income taxes are included as state income taxes payable in the accompanying Balance Sheets. Additionally, at April 30, 2022 and 2021, the Company owes the State of Delaware for assessed penalties and interest from the tax year ending April 30, 2007 of $283,983 and $261,087, which is included as accrued expenses in the accompanying Balance Sheets at April 30, 2022 and 2021, respectively. The Company has an agreement with the State of Delaware to pay a minimum per month. However, due to cash flow constraints, the Company has been unable to pay the minimum monthly amounts and is in default of the agreement that may cause additional interest and penalties and lead to other collection efforts by the State of Delaware.